UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Income Builder®

Investment portfolio

January 31, 2018

unaudited

Common stocks 73.76% Financials 12.00%	Shares	Value (000)
Sampo Oyj, Class A1	28,130,574	$1,633,466
BNP Paribas SA	10,772,649	890,760
Zurich Insurance Group AG	2,694,469	885,563
Intesa Sanpaolo SpA	216,061,239	844,852
HSBC Holdings PLC (HKD denominated)	37,561,442	404,297
HSBC Holdings PLC (GBP denominated)	32,182,441	343,209
JPMorgan Chase & Co.	6,152,241	711,630
Banco Santander, SA	91,784,049	681,790
CME Group Inc., Class A	3,596,900	552,052
Wells Fargo & Co.	7,399,400	486,733
Principal Financial Group, Inc.	6,485,400	438,413
Lloyds Banking Group PLC	398,055,700	392,856
Toronto-Dominion Bank (CAD denominated)	5,721,700	348,047
UBS Group AG	16,321,000	331,418
Royal Bank of Canada	3,800,000	325,379
KBC Groep NV	3,315,373	318,594
DBS Group Holdings Ltd	15,280,892	307,528
Prudential PLC	11,318,500	306,305
ABN AMRO Group NV, depository receipts	7,952,747	269,454
Bank of China Ltd., Class H	447,086,400	269,190
Swedbank AB, Class A	9,363,287	239,313
China Construction Bank Corp., Class H	206,353,000	237,938
Prudential Financial, Inc.	1,824,600	216,799
PNC Financial Services Group, Inc.	1,334,668	210,904
Hang Seng Bank Ltd.	8,544,000	203,370
Westpac Banking Corp.	7,627,485	190,287
M&T Bank Corp.	909,000	173,419
St. James’s Place PLC	10,167,448	171,575
American International Group, Inc.	2,345,600	149,931
Bank of Montreal	1,586,082	130,665
Huntington Bancshares Inc.	7,909,015	127,968
Svenska Handelsbanken AB, Class A	8,397,969	122,188
Invesco Ltd.	2,938,236	106,158
Marsh & McLennan Companies, Inc.	973,000	81,265
Skandinaviska Enskilda Banken AB, Class A	6,427,221	81,190
Bangkok Bank PCL, nonvoting depository receipt	10,819,000	71,505
Bank of Nova Scotia	1,006,400	66,864
Mercury General Corp.	1,100,000	53,845
MONETA Money Bank, AS, non-registered shares	7,813,482	32,451
Société Générale	376,945	21,928
Union National Bank PJSC	13,477,932	14,641
		13,445,740
Consumer staples 9.21%
Philip Morris International Inc.	18,229,700	1,954,771
British American Tobacco PLC	20,666,411	1,414,049
British American Tobacco PLC (ADR)	7,866,157	535,685

Capital Income Builder — Page 1 of 34

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Coca-Cola Co.	27,230,600	$1,295,904
Imperial Brands PLC	31,205,882	1,284,258
Altria Group, Inc.	17,909,383	1,259,746
Nestlé SA	11,341,516	979,946
Diageo PLC	11,767,900	423,147
Kellogg Co.	4,229,500	288,071
Kimberly-Clark Corp.	2,425,984	283,840
Procter & Gamble Co.	2,079,000	179,501
PepsiCo, Inc.	862,000	103,699
Japan Tobacco Inc.	2,906,800	96,174
Unilever NV, depository receipts	1,020,000	59,077
Kraft Heinz Co.	710,433	55,691
Unilever PLC	944,700	53,653
Convenience Retail Asia Ltd.1	51,330,000	24,541
Hormel Foods Corp.	577,700	19,832
		10,311,585
Health care 8.61%
AbbVie Inc.	30,893,000	3,466,812
Novartis AG	17,548,700	1,587,538
Amgen Inc.	7,300,680	1,358,292
GlaxoSmithKline PLC	27,149,000	508,981
AstraZeneca PLC	5,855,348	406,250
AstraZeneca PLC (ADR)	2,841,600	99,626
Johnson & Johnson	3,433,800	474,517
Pfizer Inc.	10,661,550	394,904
Gilead Sciences, Inc.	4,454,200	373,262
Abbott Laboratories	5,697,900	354,182
Roche Holding AG, non-registered shares, nonvoting	1,204,642	296,970
Takeda Pharmaceutical Co. Ltd.	2,502,000	147,021
Eli Lilly and Co.	1,061,300	86,443
Merck & Co., Inc.	936,000	55,458
ConvaTec Group PLC	9,674,600	27,775
		9,638,031
Energy 7.36%
Royal Dutch Shell PLC, Class B	48,780,152	1,728,742
Royal Dutch Shell PLC, Class A	11,559,376	404,160
Royal Dutch Shell PLC, Class B (ADR)	2,779,900	199,958
Royal Dutch Shell PLC, Class A (ADR)	63,850	4,485
Exxon Mobil Corp.	13,751,300	1,200,489
Occidental Petroleum Corp.	8,829,503	661,948
TOTAL SA	9,759,163	565,052
Enbridge Inc. (CAD denominated)	11,467,087	419,807
Enbridge Inc. (CAD denominated)2,3	2,864,838	102,784
TransCanada Corp.	10,977,254	505,400
Chevron Corp.	3,532,000	442,736
Williams Companies, Inc.	13,044,800	409,476
BP PLC	49,591,992	352,841
Helmerich & Payne, Inc.	4,332,215	312,049
Schlumberger Ltd.	2,732,800	201,079
Suncor Energy Inc.	5,525,900	200,190
Inter Pipeline Ltd.	9,187,100	176,123
Whitecap Resources Inc.1	21,385,000	156,302
Whitecap Resources Inc.1,2,3	1,344,000	9,528

Capital Income Builder — Page 2 of 34

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Kinder Morgan, Inc.	7,105,700	$127,761
ConocoPhillips	815,100	47,936
Baker Hughes, a GE Co., Class A	463,381	14,898
		8,243,744
Utilities 7.29%
Iberdrola, SA, non-registered shares	138,432,361	1,127,128
Iberdrola, SA, non-registered shares2,4	2,527,946	20,583
National Grid PLC	78,629,817	898,388
SSE PLC	47,882,204	886,871
ENGIE SA	38,672,341	671,231
ENGIE SA, bonus shares2	12,061,353	209,347
Dominion Energy, Inc.	9,331,308	713,285
Southern Co.	15,300,443	690,203
EDP - Energias de Portugal, SA1	184,855,751	649,277
American Electric Power Co., Inc.	4,706,000	323,679
Exelon Corp.	8,337,000	321,058
Power Assets Holdings Ltd.	33,142,000	294,660
Duke Energy Corp.	3,701,600	290,576
Enel SPA	37,493,233	237,869
PG&E Corp.	5,439,970	230,818
CK Infrastructure Holdings Ltd.	13,495,114	120,156
Glow Energy PCL, foreign registered	38,648,000	105,196
NextEra Energy, Inc.	654,000	103,607
Ratchaburi Electricity Generating Holding PCL, foreign registered	47,637,000	83,273
Pennon Group PLC	6,615,330	67,496
Red Eléctrica de Corporación, SA	2,869,968	60,824
Infratil Ltd.	14,867,000	35,608
Sempra Energy	199,500	21,350
		8,162,483
Telecommunication services 6.00%
Verizon Communications Inc.	37,400,029	2,022,220
Vodafone Group PLC	377,450,364	1,203,683
AT&T Inc.	23,070,710	863,998
BCE Inc.	12,827,000	599,845
Singapore Telecommunications Ltd.	120,387,867	324,876
Koninklijke KPN NV	77,536,827	271,470
Nippon Telegraph and Telephone Corp.	5,578,000	265,232
Com Hem Holding AB1	14,281,000	248,290
BT Group PLC	61,497,100	223,050
TELUS Corp.	4,838,508	182,172
HKT Trust and HKT Ltd., units	139,282,860	173,599
Inmarsat PLC	16,690,499	110,077
Intouch Holdings PCL, nonvoting depository receipts	29,963,997	55,010
Intouch Holdings PCL, foreign registered	29,536,003	54,225
CenturyLink, Inc.	3,500,000	62,335
Telia Co. AB	6,731,000	33,784
TalkTalk Telecom Group PLC	16,791,663	28,372
		6,722,238
Information technology 5.26%
Microsoft Corp.	13,332,400	1,266,711
Intel Corp.	25,648,450	1,234,717
Taiwan Semiconductor Manufacturing Co., Ltd.	97,059,800	849,196

Capital Income Builder — Page 3 of 34

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Broadcom Ltd.	1,961,000	$486,387
Texas Instruments Inc.	3,539,300	388,155
QUALCOMM Inc.	5,622,200	383,715
Cisco Systems, Inc.	8,000,000	332,320
Vanguard International Semiconductor Corp.1	129,915,725	293,303
VTech Holdings Ltd.1	20,089,300	277,868
HP Inc.	8,279,300	193,073
Western Union Co.	4,712,000	97,963
Accenture PLC, Class A	323,300	51,954
Xilinx, Inc.	495,400	36,174
		5,891,536
Consumer discretionary 4.99%
Las Vegas Sands Corp.	16,773,000	1,300,243
McDonald’s Corp.	3,019,500	516,757
Six Flags Entertainment Corp.1	6,035,558	407,762
Target Corp.	4,500,000	338,490
Gree Electric Appliances, Inc. of Zhuhai., Class A	32,673,740	290,528
Sands China Ltd.	47,868,800	285,157
ProSiebenSat.1 Media SE	7,136,000	272,790
Ford Motor Co.	20,000,000	219,400
Starbucks Corp.	3,857,600	219,150
ITV PLC	82,143,760	194,775
SES SA, Class A (FDR)	12,355,570	192,825
NEXT PLC	2,533,000	183,133
Greene King PLC1	24,691,512	183,004
Modern Times Group MTG AB, Class B	3,579,841	164,184
Daimler AG	1,345,400	123,157
Gannett Co., Inc.1	8,547,400	100,859
Marston’s PLC1	50,687,428	81,325
William Hill PLC	17,000,000	74,826
Toyota Motor Corp.	1,003,000	68,723
Hyundai Motor Co.	430,900	65,370
DineEquity, Inc.1	1,095,551	60,672
Ladbrokes Coral Group PLC	25,130,000	60,657
Stella International Holdings Ltd.	32,259,000	46,929
AA PLC	24,379,677	43,616
BCA Marketplace PLC	15,524,700	41,396
Leifheit AG, non-registered shares1	640,000	22,646
Pacific Textiles Holdings Ltd.	17,431,000	18,272
Chow Sang Sang Holdings International Ltd.	5,278,000	12,739
		5,589,385
Industrials 4.25%
Lockheed Martin Corp.	4,398,074	1,560,657
General Electric Co.	38,275,950	618,922
BAE Systems PLC	68,907,100	581,156
Boeing Co.	1,308,300	463,622
Airbus SE, non-registered shares	3,358,189	385,666
Sydney Airport, units	62,436,319	342,619
Singapore Technologies Engineering Ltd	73,375,000	188,500
Deutsche Post AG	2,242,000	105,970
Adecco Group AG	1,178,100	96,957
BTS Rail Mass Transit Growth Infrastructure Fund	200,000,000	76,628
Kühne + Nagel International AG	412,516	75,744

Capital Income Builder — Page 4 of 34

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Nielsen Holdings PLC	1,850,000	$69,208
Capita PLC	15,599,289	40,421
Transurban Group	3,965,466	38,408
Air New Zealand Ltd.	16,028,682	36,382
Safran SA	272,000	30,711
PayPoint PLC	1,905,000	24,046
CTCI Corp. (Taiwan)	9,300,000	14,455
R.R. Donnelley & Sons Co.	742,351	6,065
		4,756,137
Real estate 3.98%
Crown Castle International Corp. REIT	11,516,938	1,298,765
Link REIT	69,417,896	614,078
Extra Space Storage Inc. REIT	3,788,000	316,222
American Campus Communities, Inc. REIT	6,035,000	232,106
Iron Mountain Inc. REIT	6,475,723	226,845
Digital Realty Trust, Inc. REIT	1,989,800	222,758
Public Storage REIT	1,075,255	210,492
Daito Trust Construction Co., Ltd.	1,165,000	203,451
Sun Hung Kai Properties Ltd.	11,398,000	198,013
Hospitality Properties Trust REIT	4,941,000	140,374
Unibail-Rodamco SE, non-registered shares REIT	503,930	129,260
Lamar Advertising Co. REIT, Class A	1,591,278	114,572
Scentre Group REIT, units	32,645,000	109,167
TAG Immobilien AG	5,417,538	106,879
Nexity SA, Class A, non-registered shares	1,762,815	106,148
Gaming and Leisure Properties, Inc. REIT	2,260,257	82,364
OUTFRONT Media Inc. REIT	1,907,400	42,726
TLG Immobilien AG, non-registered shares	1,500,000	42,200
Ventas, Inc. REIT	738,900	41,356
Fibra Uno Administración, SA de CV REIT	13,386,769	21,067
		4,458,843
Materials 1.72%
Rio Tinto PLC	12,887,000	717,632
Nutrien Ltd.4	10,927,257	571,933
DowDuPont Inc.	2,495,000	188,572
BHP Billiton PLC	6,036,000	134,038
Givaudan SA	51,200	123,221
Amcor Ltd.	8,194,991	96,147
BASF SE	470,000	55,038
Praxair, Inc.	265,500	42,876
		1,929,457
Miscellaneous 3.09%
Other common stocks in initial period of acquisition		3,464,632
Total common stocks (cost: $66,324,978,000)		82,613,811
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative3	13,000	7,810
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,324
Total preferred securities (cost: $17,994,000)		13,134

Capital Income Builder — Page 5 of 34

unaudited

Convertible stocks 0.52% Real estate 0.16%	Shares	Value (000)
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,374,794	$177,005
Utilities 0.13%
NextEra Energy, Inc. 6.123% convertible preferred 2019	1,600,000	90,496
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,188,702	59,994
		150,490
Energy 0.02%
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	729,294	26,845
Miscellaneous 0.21%
Other convertible stocks in initial period of acquisition		231,687
Total convertible stocks (cost: $528,688,000)		586,027
Bonds, notes & other debt instruments 23.24% U.S. Treasury bonds & notes 13.28% U.S. Treasury 12.45%	Principal amount (000)
U.S. Treasury 3.50% 20185	$75,000	75,062
U.S. Treasury 1.125% 2019	16,257	16,126
U.S. Treasury 1.25% 2019	10,000	9,856
U.S. Treasury 1.50% 2019	431	427
U.S. Treasury 1.75% 2019	13,570	13,495
U.S. Treasury 3.125% 2019	100,000	101,404
U.S. Treasury 8.125% 2019	93,440	101,953
U.S. Treasury 1.125% 2020	51,950	50,795
U.S. Treasury 1.25% 2020	40,700	39,945
U.S. Treasury 1.375% 2020	70,000	68,741
U.S. Treasury 1.375% 2020	69,577	67,914
U.S. Treasury 1.375% 2020	16,500	16,236
U.S. Treasury 1.50% 2020	23,008	22,650
U.S. Treasury 1.625% 2020	52,000	51,229
U.S. Treasury 1.75% 2020	36,615	36,106
U.S. Treasury 2.00% 2020	3,892	3,881
U.S. Treasury 3.625% 2020	700	720
U.S. Treasury 8.50% 2020	76,000	85,681
U.S. Treasury 8.75% 2020	179,000	205,472
U.S. Treasury 8.75% 2020	165,000	191,484
U.S. Treasury 1.125% 2021	89,668	85,903
U.S. Treasury 1.375% 2021	19,000	18,485
U.S. Treasury 1.75% 2021	75,161	73,323
U.S. Treasury 2.00% 2021	125,380	123,548
U.S. Treasury 2.25% 2021	42,570	42,384
U.S. Treasury 3.125% 2021	75,000	76,813
U.S. Treasury 3.625% 2021	31,600	32,810
U.S. Treasury 8.00% 2021	337,500	405,736
U.S. Treasury 8.125% 2021	124,000	148,209
U.S. Treasury 1.625% 2022	11,000	10,586
U.S. Treasury 1.75% 2022	900,000	873,189
U.S. Treasury 1.75% 2022	118,725	115,093
U.S. Treasury 1.875% 2022	887,000	865,730
U.S. Treasury 1.875% 2022	125,501	122,010

Capital Income Builder — Page 6 of 34

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2022	$134,650	$131,488
U.S. Treasury 2.00% 2022	55,580	54,303
U.S. Treasury 2.125% 2022	354,000	347,458
U.S. Treasury 7.25% 2022	137,500	165,822
U.S. Treasury 7.625% 2022	39,700	48,925
U.S. Treasury 1.50% 2023	64,170	61,009
U.S. Treasury 1.625% 2023	69,450	66,230
U.S. Treasury 2.125% 2023	116,269	113,329
U.S. Treasury 2.25% 2023	150,000	147,081
U.S. Treasury 2.375% 2023	179,353	178,107
U.S. Treasury 6.25% 2023	320,000	381,098
U.S. Treasury 7.125% 2023	299,800	365,051
U.S. Treasury 1.875% 2024	1,000	954
U.S. Treasury 2.00% 2024	850,000	818,618
U.S. Treasury 2.00% 2024	250,000	240,585
U.S. Treasury 2.00% 2024	220,350	212,387
U.S. Treasury 2.125% 2024	900,000	871,101
U.S. Treasury 2.125% 2024	750,000	726,825
U.S. Treasury 2.125% 2024	220,000	213,906
U.S. Treasury 2.125% 2024	100,000	96,680
U.S. Treasury 2.125% 2024	17,000	16,518
U.S. Treasury 2.25% 2024	141,375	138,536
U.S. Treasury 2.25% 2024	125,000	121,865
U.S. Treasury 2.25% 2024	80,000	77,938
U.S. Treasury 2.25% 2024	55,000	53,601
U.S. Treasury 7.50% 2024	310,000	403,800
U.S. Treasury 6.875% 2025	145,145	187,043
U.S. Treasury 7.625% 2025	100,000	131,984
U.S. Treasury 2.00% 2026	95,400	90,055
U.S. Treasury 6.00% 2026	206,000	255,553
U.S. Treasury 6.50% 2026	178,000	230,969
U.S. Treasury 6.75% 2026	35,000	45,896
U.S. Treasury 2.25% 2027	744,741	715,279
U.S. Treasury 2.25% 2027	524,656	503,549
U.S. Treasury 2.25% 2027	75	72
U.S. Treasury 6.125% 2027	262,000	338,716
U.S. Treasury 6.375% 2027	85,000	111,248
U.S. Treasury 6.625% 2027	65,000	85,563
U.S. Treasury 5.25% 2028	89,000	109,934
U.S. Treasury 5.50% 2028	140,000	175,568
U.S. Treasury 5.25% 2029	25,000	31,006
U.S. Treasury 6.125% 2029	30,000	40,050
U.S. Treasury 6.25% 2030	193,000	263,528
U.S. Treasury 2.875% 2045	76,415	75,435
U.S. Treasury 2.75% 2047	121,163	116,327
U.S. Treasury 2.75% 2047	5,000	4,802
U.S. Treasury 3.00% 2047	229,092	231,248
		13,950,036
U.S. Treasury inflation-protected securities 0.83%
U.S. Treasury Inflation-Protected Security 2.375% 20256	168,680	190,024
U.S. Treasury Inflation-Protected Security 2.00% 20266	55,056	61,169
U.S. Treasury Inflation-Protected Security 0.375% 20276	202,105	198,516
U.S. Treasury Inflation-Protected Security 0.375% 20276	131,728	129,163

Capital Income Builder — Page 7 of 34

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.375% 20276	$44,034	$50,863
U.S. Treasury Inflation-Protected Security 0.50% 20286	117,744	98,987
U.S. Treasury Inflation-Protected Security 2.125% 20416	834	1,080
U.S. Treasury Inflation-Protected Security 0.75% 20426	51,362	51,233
U.S. Treasury Inflation-Protected Security 1.375% 20446	77,872	88,820
U.S. Treasury Inflation-Protected Security 0.875% 20476	56,202	57,521
		927,376
Total U.S. Treasury bonds & notes		14,877,412
Corporate bonds & notes 5.33% Energy 0.99%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 9.059% 20217,8,9	3,275	128
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.809% 20207,8,9	1,417	952
Anadarko Petroleum Corp. 4.85% 2021	1,040	1,093
Anadarko Petroleum Corp. 5.55% 2026	20,150	22,510
Anadarko Petroleum Corp. 6.20% 2040	790	970
Anadarko Petroleum Corp. 6.60% 2046	3,220	4,180
Andeavor Logistics LP 3.50% 2022	5,725	5,729
Andeavor Logistics LP 4.25% 2027	1,925	1,941
APT Pipelines Ltd. 4.20% 20253	2,220	2,274
Baker Hughes, a GE Co. 3.337% 20273	2,500	2,441
Baker Hughes, a GE Co. 4.08% 20473	8,515	8,480
Canadian Natural Resources Ltd. 2.95% 2023	5,565	5,499
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,018
Canadian Natural Resources Ltd. 3.85% 2027	23,985	24,182
Canadian Natural Resources Ltd. 4.95% 2047	1,330	1,467
Cenovus Energy Inc. 3.00% 2022	16,340	16,072
Cenovus Energy Inc. 3.80% 2023	6,120	6,173
Cenovus Energy Inc. 4.25% 2027	29,370	29,202
Cenovus Energy Inc. 5.25% 2037	2,646	2,768
Cenovus Energy Inc. 5.40% 2047	17,280	18,444
Chevron Corp. 1.561% 2019	3,700	3,669
Chevron Corp. 2.10% 2021	20,720	20,400
Chevron Corp. 2.498% 2022	10,540	10,440
ConocoPhillips 4.95% 2026	4,320	4,822
Diamond Offshore Drilling, Inc. 4.875% 2043	22,015	16,952
Ecopetrol SA 5.875% 2023	1,790	1,966
Ecopetrol SA 5.875% 2045	1,425	1,509
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,375
Enbridge Energy Partners, LP 5.20% 2020	650	681
Enbridge Energy Partners, LP 5.875% 2025	30,860	34,842
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,855
Enbridge Energy Partners, LP 7.375% 2045	46,155	63,483
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	23,419
Enbridge Inc. 2.90% 2022	1,083	1,067
Enbridge Inc. 4.00% 2023	10,224	10,542
Enbridge Inc. 3.70% 2027	5,335	5,274
Energy Transfer Partners, LP 6.25% (undated)	7,500	7,528
Energy Transfer Partners, LP 4.75% 2026	1,250	1,301
Energy Transfer Partners, LP 4.00% 2027	1,325	1,299
Energy Transfer Partners, LP 4.20% 2027	9,400	9,332
Energy Transfer Partners, LP 6.125% 2045	8,270	9,238
Energy Transfer Partners, LP 5.30% 2047	15,410	15,541

Capital Income Builder — Page 8 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 5.40% 2047	$13,921	$14,293
Energy Transfer Partners, LP 6.625% 2049	10,220	10,238
EnLink Midstream Partners, LP 2.70% 2019	5,920	5,903
EnLink Midstream Partners, LP 4.40% 2024	3,815	3,900
EnLink Midstream Partners, LP 4.15% 2025	2,435	2,443
EnLink Midstream Partners, LP 4.85% 2026	2,745	2,855
EnLink Midstream Partners, LP 5.05% 2045	4,255	4,279
EnLink Midstream Partners, LP 5.45% 2047	705	758
Ensco PLC 5.20% 2025	4,265	3,732
Ensco PLC 5.75% 2044	1,750	1,258
EQT Corp. 3.00% 2022	4,940	4,840
EQT Corp. 3.90% 2027	10,840	10,638
Exxon Mobil Corp. 2.222% 2021	7,750	7,677
Genel Energy Finance 2 Limited 10.00% 20223	4,125	4,166
Halliburton Co. 5.00% 2045	2,220	2,554
Husky Energy Inc. 7.25% 2019	4,500	4,860
Jonah Energy LLC 7.25% 20253	2,500	2,525
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	8,280
Kinder Morgan Energy Partners, LP 5.40% 2044	6,230	6,674
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,741
Kinder Morgan Finance Co. 5.05% 2046	8,695	9,198
Kinder Morgan, Inc. 3.15% 2023	1,190	1,178
Kinder Morgan, Inc. 4.30% 2025	125,224	129,886
Kinder Morgan, Inc. 5.55% 2045	54,775	60,651
Marathon Oil Corp. 4.40% 2027	18,885	19,646
MPLX LP 4.125% 2027	2,445	2,488
MPLX LP 5.20% 2047	755	835
Murphy Oil Corp. 5.75% 2025	3,975	4,084
NGL Energy Partners LP 5.125% 2019	9,100	9,259
NGPL PipeCo LLC 7.768% 20373	2,000	2,505
Noble Corp. PLC 5.75% 2018	590	592
Noble Corp. PLC 7.70% 2025	1,785	1,611
Noble Corp. PLC 8.70% 2045	3,010	2,619
Noble Energy, Inc. 3.85% 2028	3,465	3,478
Noble Energy, Inc. 4.95% 2047	6,630	7,224
NuStar Logistics, LP 5.625% 2027	1,685	1,767
PDC Energy Inc. 5.75% 20263	2,500	2,547
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	10,648
Petrobras Global Finance Co. 6.25% 2024	1,250	1,338
Petrobras Global Finance Co. 5.299% 20253	9,000	9,079
Petrobras Global Finance Co. 7.375% 2027	1,365	1,517
Petrobras Global Finance Co. 5.999% 20283	9,935	10,047
Petrobras Global Finance Co. 5.75% 2029	9,120	9,032
Petrobras Global Finance Co. 7.25% 2044	300	320
Petrobras Global Finance Co. 6.85% 2115	2,075	2,058
Petróleos Mexicanos 6.875% 2026	34,020	38,647
Petróleos Mexicanos 6.50% 20273	2,470	2,702
Petróleos Mexicanos 5.50% 2044	3,650	3,363
Petróleos Mexicanos 5.625% 2046	7,340	6,771
Petróleos Mexicanos 6.75% 20473	21,574	22,653
Phillips 66 Partners LP 4.30% 2022	11,525	12,120
Phillips 66 Partners LP 3.605% 2025	540	544
Phillips 66 Partners LP 3.55% 2026	2,600	2,539
Phillips 66 Partners LP 3.75% 2028	670	664

Capital Income Builder — Page 9 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Phillips 66 Partners LP 4.68% 2045	$160	$164
Phillips 66 Partners LP 4.90% 2046	1,485	1,574
Pioneer Natural Resources Co. 3.45% 2021	1,370	1,395
QEP Resources, Inc. 5.625% 2026	350	359
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20193,10	1,064	1,048
QGOG Constellation SA 9.50% 2024 (5.26% PIK)3,10,11	501	320
Range Resources Corp. 4.875% 2025	4,780	4,666
Royal Dutch Shell PLC 1.75% 2021	10,865	10,515
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	7,061
Sabine Pass Liquefaction, LLC 5.00% 2027	9,575	10,175
Sabine Pass Liquefaction, LLC 4.20% 2028	2,075	2,091
Schlumberger BV 4.00% 20253	17,490	18,189
Seven Generations Energy Ltd. 6.75% 20233	325	345
Southwestern Energy Co. 6.70% 2025	6,045	6,181
Spectra Energy Partners, LP 2.95% 2018	4,040	4,058
Sunoco LP 5.50% 20263	2,495	2,554
Sunoco LP 5.875% 20283	1,590	1,628
Targa Resources Partners LP 4.125% 2019	4,000	4,020
Targa Resources Partners LP 5.125% 2025	5,250	5,309
TC PipeLines, LP 4.375% 2025	2,444	2,517
Tesoro Logistics LP 6.25% 2022	520	548
TransCanada Corp. 6.50% 2018	10,000	10,234
TransCanada Corp. 5.875% 2076	61,650	67,291
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 3.626% 20679	8,000	7,720
Transportadora de Gas Peru SA 4.25% 20283,10	1,090	1,123
Valero Energy Partners LP 4.375% 2026	1,735	1,792
Western Gas Partners LP 2.60% 2018	1,375	1,376
Western Gas Partners LP 3.95% 2025	1,520	1,506
Western Gas Partners LP 4.65% 2026	9,149	9,463
Whiting Petroleum Corp. 6.625% 20263	2,725	2,793
Williams Companies, Inc. 4.55% 2024	2,250	2,320
Williams Partners LP 4.125% 2020	5,000	5,161
Williams Partners LP 4.00% 2025	990	1,008
Williams Partners LP 3.75% 2027	2,850	2,845
Williams Partners LP 5.10% 2045	1,400	1,554
		1,107,185
Health care 0.86%
Abbott Laboratories 2.80% 2020	2,645	2,653
Abbott Laboratories 2.90% 2021	22,805	22,753
Abbott Laboratories 3.40% 2023	10,310	10,400
Abbott Laboratories 3.75% 2026	30,490	30,819
Abbott Laboratories 4.90% 2046	3,830	4,386
AbbVie Inc. 2.50% 2020	24,235	24,163
AbbVie Inc. 2.30% 2021	11,485	11,295
AbbVie Inc. 3.20% 2022	10,015	10,052
AbbVie Inc. 2.85% 2023	3,055	3,010
AbbVie Inc. 3.20% 2026	28,625	27,963
AbbVie Inc. 4.45% 2046	16,585	17,715
Aetna Inc. 2.80% 2023	1,095	1,069
Allergan PLC 2.35% 2018	17,700	17,710
Allergan PLC 3.00% 2020	6,830	6,858
Allergan PLC 3.45% 2022	8,840	8,899
Allergan PLC 3.80% 2025	26,278	26,425

Capital Income Builder — Page 10 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Allergan PLC 4.75% 2045	$1,003	$1,063
AmerisourceBergen Corp. 4.30% 2047	2,000	1,979
Amgen Inc. 1.85% 2021	8,835	8,559
Amgen Inc. 2.65% 2022	8,000	7,889
Amgen Inc. 2.60% 2026	8,575	8,090
Anthem, Inc. 2.95% 2022	12,000	11,884
Anthem, Inc. 3.65% 2027	2,200	2,195
AstraZeneca PLC 2.375% 2022	10,000	9,784
Baxalta Inc. 4.00% 2025	2,415	2,458
Becton, Dickinson and Co. 2.675% 2019	2,962	2,961
Becton, Dickinson and Co. 2.894% 2022	5,185	5,103
Becton, Dickinson and Co. 3.363% 2024	20,000	19,734
Becton, Dickinson and Co. 3.734% 2024	1,504	1,509
Becton, Dickinson and Co. 3.70% 2027	28,810	28,463
Biogen Inc. 3.625% 2022	2,652	2,730
Boston Scientific Corp. 2.85% 2020	13,470	13,488
Boston Scientific Corp. 6.00% 2020	8,075	8,581
Boston Scientific Corp. 3.375% 2022	6,300	6,333
Cardinal Health, Inc. 4.368% 2047	3,210	3,180
Centene Corp. 4.75% 2025	9,805	10,001
EMD Finance LLC 2.40% 20203	1,600	1,600
EMD Finance LLC 2.95% 20223	9,800	9,750
EMD Finance LLC 3.25% 20253	6,450	6,416
Endo International PLC 5.875% 20243	225	229
HCA Inc. 4.75% 2023	6,500	6,770
HCA Inc. 5.25% 2026	4,675	4,901
HCA Inc. 5.50% 2047	1,180	1,207
Hologic, Inc. 4.375% 20253	1,240	1,243
Hologic, Inc. 4.625% 20283	3,125	3,133
IMS Health Holdings, Inc. 5.00% 20263	4,125	4,218
Johnson & Johnson 2.625% 2025	10,000	9,783
Johnson & Johnson 3.50% 2048	1,635	1,616
Laboratory Corporation of America Holdings 3.60% 2027	4,600	4,519
Laboratory Corporation of America Holdings 4.70% 2045	6,900	7,295
Mallinckrodt PLC 5.625% 20233	3,000	2,580
McKesson Corp. 2.284% 2019	4,815	4,806
Medtronic, Inc. 3.35% 2027	500	504
Medtronic, Inc. 4.625% 2045	2,915	3,307
Merck & Co., Inc. (3-month USD-LIBOR + 0.36%) 1.796% 20189	30,000	30,030
Molina Healthcare, Inc. 5.375% 2022	10,670	11,224
Novartis AG 5.125% 2019	15,000	15,436
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.888% 20189	5,000	5,005
Pfizer Inc. 7.20% 2039	196	295
Roche Holdings, Inc. 3.00% 20253	1,715	1,703
Roche Holdings, Inc. 2.375% 20273	12,275	11,458
Shire PLC 2.40% 2021	20,275	19,815
Shire PLC 2.875% 2023	14,080	13,686
Shire PLC 3.20% 2026	40,810	39,181
Tenet Healthcare Corp. 4.625% 20243	15,207	14,998
Tenet Healthcare Corp., First Lien, 6.00% 2020	2,000	2,104
Tenet Healthcare Corp., First Lien, 4.50% 2021	20,880	21,089
Teva Pharmaceutical Finance Company BV 2.80% 2023	82,625	73,294
Teva Pharmaceutical Finance Company BV 3.15% 2026	150,196	125,438
Teva Pharmaceutical Finance Company BV 4.10% 2046	33,562	25,653

Capital Income Builder — Page 11 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 2.70% 2020	$3,230	$3,247
UnitedHealth Group Inc. 2.125% 2021	2,000	1,971
UnitedHealth Group Inc. 3.75% 2025	4,090	4,228
Valeant Pharmaceuticals International, Inc. 5.375% 20203	2,452	2,446
Valeant Pharmaceuticals International, Inc. 6.375% 20203	16,640	16,765
Valeant Pharmaceuticals International, Inc. 6.50% 20223	9,395	9,868
Valeant Pharmaceuticals International, Inc. 5.875% 20233	1,615	1,462
Valeant Pharmaceuticals International, Inc. 7.00% 20243	1,000	1,066
Valeant Pharmaceuticals International, Inc. 6.125% 20253	1,110	998
Valeant Pharmaceuticals International, Inc. 5.50% 20233	38,085	34,386
WellPoint, Inc. 2.30% 2018	2,740	2,744
WellPoint, Inc. 2.25% 2019	2,000	1,993
Zimmer Holdings, Inc. 2.00% 2018	4,800	4,800
Zimmer Holdings, Inc. 2.70% 2020	6,600	6,582
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,776
		963,772
Financials 0.77%
ACE Capital Trust II 9.70% 2030	7,210	10,905
ACE INA Holdings Inc. 2.30% 2020	815	809
ACE INA Holdings Inc. 2.875% 2022	2,910	2,911
ACE INA Holdings Inc. 3.35% 2026	2,905	2,909
ACE INA Holdings Inc. 4.35% 2045	3,230	3,552
Ally Financial Inc. 4.625% 2022	10,190	10,521
American Express Co. 2.20% 2020	18,000	17,765
American Express Co. 3.00% 2024	3,500	3,441
Banco Santander, SA 3.70% 20223	10,500	10,599
Bank of America Corp. 5.65% 2018	1,940	1,958
Bank of America Corp. 2.816% 2023	3,025	2,988
Bank of America Corp. 3.004% 20233	5,527	5,476
Bank of America Corp. 3.593% 2028	7,145	7,173
Bank of America Corp. 3.824% 2028	2,790	2,847
Bank of New York Mellon Corp. 2.10% 2019	15,000	15,000
Barclays Bank PLC 5.14% 2020	15,525	16,339
Barclays Bank PLC 4.375% 2026	9,450	9,719
BB&T Corp. 2.45% 2020	7,800	7,791
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,473
Berkshire Hathaway Inc. 3.125% 2026	3,005	2,972
BNP Paribas 3.375% 20253	10,825	10,718
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.734% 20192,3,9,10,12	4,774	4,774
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	1,900	1,945
Citigroup Inc. 2.50% 2018	7,500	7,516
Citigroup Inc. 8.50% 2019	12,656	13,621
Citigroup Inc. 3.142% 2023	3,025	3,029
Citigroup Inc. 3.20% 2026	9,080	8,865
Credit Suisse Group AG 3.80% 2022	7,888	8,055
Credit Suisse Group AG 2.997% 20233	6,750	6,611
Credit Suisse Group AG 3.80% 2023	12,050	12,305
Credit Suisse Group AG 3.869% 20293	5,000	4,981
Discover Financial Services 10.25% 2019	4,334	4,736
Discover Financial Services 3.35% 2023	5,300	5,308
Discover Financial Services 4.10% 2027	12,500	12,551
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,227
Goldman Sachs Group, Inc. 2.905% 2023	28,920	28,406

Capital Income Builder — Page 12 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.908% 2023	$5,330	$5,242
Goldman Sachs Group, Inc. 3.077% 20239	1,465	1,534
Goldman Sachs Group, Inc. 3.814% 2029	16,675	16,739
Groupe BPCE SA 2.75% 2021	9,500	9,429
Groupe BPCE SA 2.75% 20233	3,925	3,860
HBOS PLC 6.75% 20183	25,085	25,418
HSBC Holdings PLC 3.033% 2023	5,975	5,917
HSBC Holdings PLC (3-month USD-LIBOR + 0.88%) 2.555% 20189	5,000	5,024
Intesa Sanpaolo SpA 5.017% 20243	49,100	50,191
Intesa Sanpaolo SpA 3.875% 20283	10,000	9,803
Intesa Sanpaolo SpA 4.375% 20483	2,175	2,182
JPMorgan Chase & Co. 6.30% 2019	5,000	5,238
JPMorgan Chase & Co. 4.625% 2021	5,000	5,288
JPMorgan Chase & Co. 3.54% 2028	7,650	7,658
JPMorgan Chase & Co. 3.509% 2029	3,400	3,384
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	49,540	50,283
Leucadia National Corp. 5.50% 2023	3,265	3,483
Lloyds Banking Group PLC 2.907% 2023	3,600	3,525
MetLife Global Funding I 2.30% 20193	2,700	2,699
MetLife Global Funding I 2.00% 20203	2,155	2,128
MetLife Global Funding I 2.50% 20203	4,000	3,984
MetLife Global Funding I 1.95% 20213	11,000	10,689
MetLife Global Funding I 3.45% 20263	1,210	1,211
MetLife, Inc. 3.60% 2025	2,870	2,916
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	11,500	11,248
Morgan Stanley 2.125% 2018	10,000	10,005
Morgan Stanley 2.50% 2021	15,000	14,819
Morgan Stanley 3.125% 2023	18,600	18,556
Morgan Stanley 3.875% 2026	7,525	7,697
Morgan Stanley 3.625% 2027	9,625	9,657
Morgan Stanley 3.772% 2029	15,900	16,005
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.617% 20249	16,285	16,794
National Australia Bank Ltd. 2.875% 2023	6,025	5,954
Navient Corp. 7.25% 2023	2,500	2,706
New York Life Global Funding 1.50% 20193	1,835	1,808
New York Life Global Funding 2.10% 20193	3,000	3,000
New York Life Global Funding 1.95% 20203	2,190	2,167
New York Life Global Funding 1.95% 20203	2,000	1,971
New York Life Global Funding 2.00% 20203	500	495
New York Life Global Funding 1.70% 20213	21,500	20,687
New York Life Global Funding 2.30% 20223	6,500	6,330
Nordea Bank AB 1.625% 20183	2,500	2,498
PRICOA Global Funding I 2.45% 20223	855	836
Royal Bank of Canada 2.125% 2020	5,250	5,207
Royal Bank of Scotland PLC 3.498% 2023	13,000	12,974
Santander Holdings USA, Inc. 3.40% 20233	3,000	2,967
Sumitomo Mitsui Banking Corp. 3.102% 2023	6,200	6,170
Sumitomo Mitsui Banking Corp. 2.784% 2022	11,500	11,308
Sumitomo Mitsui Banking Corp. (3-month USD-LIBOR + 0.74%) 2.471% 20239	5,075	5,093
Travelers Companies, Inc. 4.00% 2047	1,315	1,369
UniCredit SPA 5.861% 20323	1,900	2,030
US Bancorp. 2.00% 2020	1,000	991
US Bancorp. 2.625% 2022	7,750	7,690
US Bancorp. 3.15% 2027	4,000	3,919

Capital Income Builder — Page 13 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
US Bancorp. (3-month USD-LIBOR + 0.49%) 1.906% 20189	$5,000	$5,016
Wells Fargo & Co. 2.10% 2021	15,000	14,639
Wells Fargo & Co. 2.625% 2022	19,545	19,225
Wells Fargo & Co. 3.00% 2026	3,320	3,215
Wells Fargo & Co. 3.584% 2028	15,065	15,150
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	71,606	72,369
		860,186
Utilities 0.54%
AES Corp. 4.875% 2023	1,250	1,286
American Electric Power Co., Inc. 3.20% 2027	8,050	7,823
Calpine Corp. 5.875% 20243	1,500	1,538
Calpine Corp. 5.25% 20263	4,125	4,063
Centerpoint Energy, Inc., 2.50% 2022	7,955	7,764
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	22,817
CMS Energy Corp. 8.75% 2019	1,377	1,487
CMS Energy Corp. 6.25% 2020	43	46
CMS Energy Corp. 5.05% 2022	5,460	5,861
CMS Energy Corp. 3.00% 2026	11,064	10,694
CMS Energy Corp. 2.95% 2027	6,546	6,241
CMS Energy Corp. 3.45% 2027	3,485	3,464
CMS Energy Corp. 4.875% 2044	1,275	1,455
Colbun SA 3.95% 20273	12,600	12,529
Commonwealth Edison Company 2.95% 2027	7,450	7,229
Consolidated Edison Company of New York, Inc. 4.00% 2057	1,370	1,385
Dominion Resources, Inc. 2.579% 2020	2,325	2,309
Duke Energy Corp. 3.95% 2023	985	1,023
Duke Energy Corp. 3.75% 2024	2,490	2,558
Duke Energy Corp. 2.65% 2026	7,910	7,383
Duke Energy Corp. 3.15% 2027	9,110	8,829
Edison International 2.40% 2022	1,800	1,742
EDP Finance BV 3.625% 20241,3	15,450	15,464
Emera Inc. 6.75% 2076	18,701	21,226
Enel Finance International SA 2.75% 20233	4,000	3,890
Enel Finance International SA 3.50% 20283	5,300	5,114
Entergy Corp. 4.00% 2022	24,435	25,300
Entergy Corp. 2.95% 2026	7,750	7,376
Entergy Louisiana, LLC 3.30% 2022	4,060	4,105
Eversource Energy 2.375% 2022	1,410	1,377
Eversource Energy 2.75% 2022	528	524
Eversource Energy 2.80% 2023	1,870	1,839
Exelon Corp. 3.497% 2022	23,419	23,602
Exelon Corp. 3.95% 2025	635	652
Exelon Corp. 3.40% 2026	1,570	1,554
FirstEnergy Corp. 3.90% 2027	87,937	89,001
FirstEnergy Corp. 3.50% 20283	10,285	10,114
FirstEnergy Corp. 4.85% 2047	5,170	5,746
FirstEnergy Corp., Series B, 4.25% 2023	17,000	17,764
Great Plains Energy Inc. 3.65% 2025	1,688	1,707
Great Plains Energy Inc. 4.20% 2047	4,925	5,074
IPALCO Enterprises, Inc. 3.70% 2024	11,975	11,901
Mississippi Power Co. 4.25% 2042	26,132	24,913
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	745
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	718

Capital Income Builder — Page 14 of 34

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	$2,500	$2,443
NV Energy, Inc 6.25% 2020	14,370	15,691
Pacific Gas and Electric Co. 2.45% 2022	1,050	1,019
Pacific Gas and Electric Co. 3.25% 2023	24,756	24,633
Pacific Gas and Electric Co. 3.85% 2023	2,224	2,286
Pacific Gas and Electric Co. 3.40% 2024	7,332	7,350
Pacific Gas and Electric Co. 3.75% 2024	602	615
Pacific Gas and Electric Co. 3.50% 2025	1,285	1,275
Pacific Gas and Electric Co. 2.95% 2026	1,130	1,076
Pacific Gas and Electric Co. 3.30% 20273	675	648
Pacific Gas and Electric Co. 3.75% 2042	430	403
Pacific Gas and Electric Co. 4.00% 2046	5,000	4,889
Pacific Gas and Electric Co. 3.95% 20473	600	580
Pennsylvania Electric Co. 3.25% 20283	7,530	7,290
Progress Energy, Inc. 7.05% 2019	9,650	10,137
Progress Energy, Inc. 7.00% 2031	4,000	5,231
Progress Energy, Inc. 7.75% 2031	2,500	3,440
Public Service Co. of Colorado 5.80% 2018	4,850	4,940
Public Service Co. of Colorado 5.125% 2019	900	932
Public Service Co. of Colorado 3.80% 2047	685	695
Public Service Enterprise Group Inc. 1.60% 2019	6,000	5,890
Public Service Enterprise Group Inc. 2.00% 2021	13,500	13,013
Public Service Enterprise Group Inc. 2.65% 2022	5,300	5,193
Puget Energy, Inc. 6.50% 2020	5,438	5,978
Puget Energy, Inc. 5.625% 2022	6,525	7,118
Puget Energy, Inc. 3.65% 2025	8,500	8,556
SCANA Corp. 6.25% 2020	675	719
SCANA Corp. 4.75% 2021	4,950	5,165
SCANA Corp. 4.125% 2022	16,625	17,004
South Carolina Electric & Gas Co. 5.45% 2041	3,704	4,360
South Carolina Electric & Gas Co. 4.35% 2042	175	183
South Carolina Electric & Gas Co. 4.10% 2046	4,175	4,250
Southwestern Public Service Co. 3.70% 2047	2,730	2,710
Tampa Electric Co. 2.60% 2022	1,200	1,171
Teco Finance, Inc. 5.15% 2020	13,275	13,879
Virginia Electric and Power Co. 3.45% 2024	1,860	1,889
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,358
Virginia Electric and Power Co., Series B, 3.80% 2047	925	937
Xcel Energy Inc. 4.70% 2020	18	19
Xcel Energy Inc. 3.30% 2025	5,850	5,844
Xcel Energy Inc. 6.50% 2036	3,000	4,034
		604,075
Consumer discretionary 0.53%
Amazon.com, Inc. 3.15% 20273	53,135	52,187
Amazon.com, Inc. 3.875% 20373	8,750	9,040
Amazon.com, Inc. 4.05% 20473	24,050	24,902
AMC Networks Inc. 4.75% 2025	4,255	4,260
Bayerische Motoren Werke AG 1.45% 20193	10,210	10,060
Bayerische Motoren Werke AG 2.00% 20213	2,750	2,692
CBS Outdoor Americas Inc. 5.25% 2022	1,500	1,535
CBS Outdoor Americas Inc. 5.625% 2024	3,299	3,390
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	3,150	3,194
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	4,665	4,837

Capital Income Builder — Page 15 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20263	$3,275	$3,349
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20273	10,085	9,848
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,800	2,662
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	11,155	10,947
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20283	8,375	8,145
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	5,235	5,425
Comcast Corp. 2.35% 2027	3,220	2,951
Comcast Corp. 3.15% 2028	10,015	9,703
Comcast Corp. 4.75% 2044	3,500	3,915
Comcast Corp. 4.00% 2047	3,655	3,700
Cumulus Media Inc. 7.75% 2019	2,805	575
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.83% 20208,9	1,953	1,687
Daimler Finance NA LLC 2.70% 20203	1,500	1,499
DaimlerChrysler North America Holding Corp. 2.00% 20213	5,500	5,344
DaimlerChrysler North America Holding Corp. 2.30% 20213	6,500	6,408
DaimlerChrysler North America Holding Corp. 3.30% 20253	6,750	6,738
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 2.237% 20183,9	1,500	1,506
Discovery Communications, Inc. 3.95% 2028	4,500	4,410
Dollar Tree Inc. 5.25% 2020	575	584
Dollar Tree Inc. 5.75% 2023	2,250	2,351
Federated Department Stores, Inc. 6.90% 2029	3,177	3,388
Ford Motor Co. 4.346% 2026	11,500	11,624
Ford Motor Credit Co. 2.597% 2019	810	808
Ford Motor Credit Co. 3.219% 2022	4,390	4,363
Ford Motor Credit Co. 3.664% 2024	1,000	995
Ford Motor Credit Co. 4.134% 2025	7,500	7,580
Ford Motor Credit Co. 5.291% 2046	15,170	15,951
Gannett Co., Inc. 5.125% 2019	738	748
Gannett Co., Inc. 4.875% 20213	435	443
General Motors Co. 5.40% 2048	8,500	9,159
General Motors Financial Co. 3.70% 2020	15,890	16,221
General Motors Financial Co. 4.375% 2021	1,000	1,038
General Motors Financial Co. 3.50% 2024	6,500	6,379
General Motors Financial Co. 4.00% 2025	4,500	4,565
Hilton Worldwide Holdings Inc. 4.25% 2024	3,800	3,792
Home Depot, Inc. 4.40% 2021	10,000	10,502
Home Depot, Inc. 2.80% 2027	14,675	14,128
Home Depot, Inc. 3.90% 2047	1,000	1,032
Hyundai Capital America 2.55% 20203	3,000	2,964
Hyundai Capital America 2.75% 20203	5,105	5,058
Hyundai Capital America 3.25% 20223	10,000	9,893
Li & Fung Ltd. 6.00% (undated)	28,831	28,903
Limited Brands, Inc. 5.25% 2028	7,500	7,425
Lowe’s Companies, Inc. 4.05% 2047	4	4
McDonald’s Corp. 2.625% 2022	1,035	1,028
McDonald’s Corp. 3.70% 2026	7,015	7,168
McDonald’s Corp. 3.50% 2027	750	760
McDonald’s Corp. 4.875% 2045	7,100	8,198
McDonald’s Corp. 4.45% 2047	6,250	6,751
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.573% 20228,9	3,556	3,556
MGM Resorts International 4.625% 2026	1,425	1,446
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 2.405% 20183,9	13,105	13,122
NBC Universal Enterprise, Inc. 5.25% 20493	21,995	23,326
Newell Rubbermaid Inc. 2.60% 2019	1,210	1,210

Capital Income Builder — Page 16 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Newell Rubbermaid Inc. 3.15% 2021	$8,700	$8,738
Newell Rubbermaid Inc. 3.85% 2023	14,080	14,376
Newell Rubbermaid Inc. 4.20% 2026	8,063	8,233
Newell Rubbermaid Inc. 5.50% 2046	10,091	11,610
NIKE, Inc. 3.875% 2045	7,145	7,294
Petsmart, Inc. 7.125% 20233	7,100	4,500
Petsmart, Inc. 5.875% 20253	5,645	4,382
S.A.C.I. Falabella 3.75% 20273	5,410	5,288
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	8,615	8,617
Schaeffler Verwaltungs 4.75% 20263,11	1,135	1,149
Sirius XM Radio Inc 5.00% 20273	6,475	6,459
Standard Pacific Corp. 8.375% 2021	5,000	5,719
Starbucks Corp. 4.30% 2045	875	944
Starbucks Corp. 3.75% 2047	3,885	3,856
Tenneco Inc. 5.00% 2026	5,250	5,309
Thomson Reuters Corp. 4.30% 2023	1,245	1,309
Thomson Reuters Corp. 5.65% 2043	1,190	1,418
Time Warner Cable Inc. 5.00% 2020	10,000	10,391
Time Warner Inc. 3.80% 2027	4,535	4,488
Toyota Motor Credit Corp. 2.70% 2023	5,000	4,961
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,391
Univision Communications Inc. 6.75% 20223	3,197	3,325
Univision Communications Inc. 5.125% 20233	8,505	8,488
Volkswagen Group of America Finance, LLC 2.40% 20203	4,070	4,042
Warner Music Group 5.625% 20223	2,750	2,836
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20273	8,310	8,185
		589,680
Telecommunication services 0.42%
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,263
América Móvil, SAB de CV 8.46% 2036	147,200	7,227
AT&T Inc. 4.25% 2027	$15,000	15,293
AT&T Inc. 4.90% 2037	6,500	6,608
AT&T Inc. 4.35% 2045	5,580	5,158
AT&T Inc. 5.15% 2050	46,094	46,801
CenturyLink, Inc. 7.50% 2024	22,033	22,253
CenturyLink, Inc., Series T, 5.80% 2022	5,725	5,603
Deutsche Telekom International Finance BV 6.75% 2018	15,000	15,379
Deutsche Telekom International Finance BV 2.82% 20223	11,250	11,156
Deutsche Telekom International Finance BV 2.485% 20233	7,500	7,193
Frontier Communications Corp. 8.875% 2020	1,650	1,621
Frontier Communications Corp. 6.25% 2021	600	494
Frontier Communications Corp. 10.50% 2022	13,825	11,440
Frontier Communications Corp. 11.00% 2025	16,730	13,175
Inmarsat PLC 6.50% 20243	6,000	6,135
SoftBank Group Corp. 3.36% 20233,10	9,375	9,434
Sprint Corp. 6.90% 2019	17,200	17,974
Sprint Corp. 11.50% 2021	124,685	151,518
Sprint Corp. 7.875% 2023	42,000	44,467
T-Mobile US, Inc. 6.375% 2025	3,600	3,839
T-Mobile US, Inc. 6.50% 2026	10,650	11,569
T-Mobile US, Inc. 4.75% 2028	7,475	7,512
Verizon Communications Inc. 2.946% 2022	800	797
Verizon Communications Inc. 4.125% 2027	4,676	4,816

Capital Income Builder — Page 17 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.50% 2033	$31,650	$32,595
Verizon Communications Inc. 4.125% 2046	7,500	7,039
		469,359
Consumer staples 0.39%
Altria Group, Inc. 9.25% 2019	3,834	4,217
Altria Group, Inc. 2.625% 2020	4,340	4,351
Altria Group, Inc. 4.75% 2021	1,500	1,594
Altria Group, Inc. 2.95% 2023	3,800	3,791
Altria Group, Inc. 4.00% 2024	3,000	3,143
Altria Group, Inc. 2.625% 2026	1,375	1,301
Altria Group, Inc. 5.375% 2044	3,375	4,047
Altria Group, Inc. 3.875% 2046	16,140	15,673
Anheuser-Busch InBev NV 6.875% 2019	16,000	17,206
Anheuser-Busch InBev NV 2.65% 2021	1,640	1,635
Anheuser-Busch InBev NV 3.65% 2026	33,350	33,790
Anheuser-Busch InBev NV 4.90% 2046	2,510	2,836
British American Tobacco PLC 2.764% 20223	5,970	5,870
British American Tobacco PLC 3.222% 20243	2,500	2,465
British American Tobacco PLC 3.557% 20273	52,725	51,683
British American Tobacco PLC 4.39% 20373	2,500	2,580
British American Tobacco PLC 4.54% 20473	25,235	26,115
Church & Dwight Co., Inc. 3.15% 2027	1,500	1,450
Coca-Cola Co. 2.20% 2022	5,250	5,147
Constellation Brands, Inc. 2.25% 2020	10,000	9,864
Constellation Brands, Inc. 2.65% 2022	4,445	4,341
Constellation Brands, Inc. 2.70% 2022	415	408
Constellation Brands, Inc. 3.20% 2023	8,093	8,093
Constellation Brands, Inc. 3.50% 2027	775	765
Constellation Brands, Inc. 4.50% 2047	445	475
Costco Wholesale Corp. 2.15% 2021	2,500	2,469
Costco Wholesale Corp. 2.30% 2022	15,000	14,756
Costco Wholesale Corp. 2.75% 2024	1,500	1,477
Molson Coors Brewing Co. 1.45% 2019	625	615
Molson Coors Brewing Co. 1.90% 2019	430	427
Molson Coors Brewing Co. 2.25% 2020	735	728
Molson Coors Brewing Co. 2.10% 2021	2,920	2,839
Molson Coors Brewing Co. 3.00% 2026	7,640	7,293
Molson Coors Brewing Co. 4.20% 2046	4,480	4,497
PepsiCo, Inc. 2.00% 2021	1,750	1,720
PepsiCo, Inc. 2.25% 2022	1,500	1,469
Philip Morris International Inc. 2.00% 2020	4,175	4,134
Philip Morris International Inc. 2.375% 2022	14,845	14,471
Philip Morris International Inc. 2.50% 2022	11,000	10,754
Philip Morris International Inc. 2.625% 2022	1,580	1,564
Philip Morris International Inc. 3.60% 2023	4,545	4,657
Philip Morris International Inc. 3.125% 2028	7,065	6,852
Philip Morris International Inc. 3.875% 2042	4,500	4,367
Philip Morris International Inc. 4.25% 2044	11,090	11,484
Procter & Gamble Co. 3.50% 2047	2,540	2,480
Reckitt Benckiser Group PLC 2.375% 20223	10,370	10,038
Reckitt Benckiser Group PLC 2.75% 20243	3,690	3,547
Reynolds American Inc. 2.30% 2018	2,645	2,647
Reynolds American Inc. 3.25% 2020	7,355	7,442

Capital Income Builder — Page 18 of 34

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.00% 2022	$4,500	$4,653
Reynolds American Inc. 4.45% 2025	21,000	22,021
Reynolds American Inc. 5.70% 2035	1,565	1,852
Reynolds American Inc. 5.85% 2045	18,515	22,636
WM. Wrigley Jr. Co 2.40% 20183	4,075	4,080
WM. Wrigley Jr. Co 2.90% 20193	2,000	2,012
WM. Wrigley Jr. Co 3.375% 20203	43,185	44,097
		436,918
Materials 0.25%
Anglo American Capital PLC 3.625% 20243	4,970	4,932
Ball Corp. 4.375% 2020	1,225	1,260
CF Industries, Inc. 5.375% 2044	2,500	2,453
Cleveland-Cliffs Inc. 4.875% 20243	1,650	1,646
Dow Chemical Co. 4.125% 2021	2,650	2,760
Dow Chemical Co. 4.625% 2044	1,250	1,362
Ecolab Inc. 4.35% 2021	1,224	1,295
First Quantum Minerals Ltd. 7.00% 20213	15,384	15,951
First Quantum Minerals Ltd. 7.25% 20223	87,125	90,828
FMG Resources 9.75% 20223	5,500	6,072
Freeport-McMoRan Inc. 6.875% 2023	7,250	7,993
Freeport-McMoRan Inc. 5.45% 2043	2,275	2,349
Georgia Gulf Corp. 4.875% 2023	2,500	2,550
Ingevity Corp. 4.50% 20263	2,620	2,633
LYB International Finance BV 3.50% 2027	4,750	4,709
LYB International Finance BV 4.875% 2044	500	552
LyondellBasell Industries NV 6.00% 2021	2,700	2,974
Monsanto Co. 2.75% 2021	515	513
Monsanto Co. 4.40% 2044	300	317
Mosaic Co. 3.25% 2022	4,000	3,979
Mosaic Co. 4.25% 2023	1,700	1,754
Mosaic Co. 4.05% 2027	4,150	4,125
Nova Chemicals Corp 5.25% 20273	7,755	7,755
Olin Corp. 5.125% 2027	4,645	4,842
Olin Corp. 5.00% 2030	1,850	1,855
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	422
Praxair, Inc. 3.00% 2021	2,500	2,525
Praxair, Inc. 2.20% 2022	1,000	975
Reynolds Group Inc. 5.75% 202010	3,876	3,944
Sherwin-Williams Co. 2.75% 2022	1,560	1,537
Sherwin-Williams Co. 3.125% 2024	330	325
Sherwin-Williams Co. 3.45% 2027	25,720	25,487
Sherwin-Williams Co. 4.50% 2047	7,305	7,742
SPCM SA 4.875% 20253	4,595	4,618
Standard Industries Inc. 4.75% 20283	9,000	8,978
Vale SA 6.875% 2036	5,435	6,862
Vale SA 6.875% 2039	26,855	34,064
Vale SA 5.625% 2042	315	356
Yara International ASA 7.875% 20193	2,225	2,372
		277,666

Capital Income Builder — Page 19 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.20%	Principal amount (000)	Value (000)
3M Co. 2.25% 2023	$4,713	$4,611
3M Co. 2.25% 2026	3,625	3,377
Airbus Group SE 2.70% 20233	4,445	4,395
American Airlines, Inc., 5.50% 20193	2,000	2,055
American Airlines, Inc., Series 2013-2, Class A, 4.95% 202410	349	367
ARAMARK Corp. 5.125% 2024	2,500	2,584
ARAMARK Corp. 5.00% 20283	4,685	4,764
BNSF Funding Trust I 6.613% 2055	6,700	7,738
Bohai Financial Investment Holding Co., Ltd. 4.50% 20233	1,225	1,173
Bohai Financial Investment Holding Co., Ltd. 5.50% 20243	6,275	6,224
Canadian National Railway Co. 5.55% 2018	25,000	25,260
Canadian National Railway Co. 3.20% 2046	1,480	1,389
CEVA Group PLC 7.00% 20213	1,850	1,841
CEVA Group PLC 9.00% 20213	775	750
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20218,9	515	501
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.272% 20218,9	721	701
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 20218,9	90	88
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 20218,9	522	508
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 202210	946	1,041
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 202210	3,227	3,494
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 202210	4,757	5,092
Corporate Risk Holdings LLC 9.50% 20193	6,538	6,750
Deck Chassis Acquisition Inc. 10.00% 20233	2,500	2,762
ERAC USA Finance Co. 2.70% 20233	13,700	13,207
General Electric Capital Corp. 2.342% 2020	5,984	5,903
Harris Corp. 2.70% 2020	1,530	1,527
Harris Corp. 3.832% 2025	410	420
Honeywell International Inc. 1.85% 2021	8,750	8,516
JELD-WEN Holding, Inc. 4.625% 20253	1,545	1,549
Lockheed Martin Corp. 1.85% 2018	1,685	1,681
Lockheed Martin Corp. 2.50% 2020	10,040	10,033
Lockheed Martin Corp. 3.10% 2023	1,910	1,922
Lockheed Martin Corp. 3.55% 2026	6,000	6,133
Lockheed Martin Corp. 4.50% 2036	1,960	2,161
Lockheed Martin Corp. 4.70% 2046	6,570	7,491
LSC Communications, Inc. 8.75% 20233	1,025	1,067
Northrop Grumman Corp., 2.55% 2022	10,020	9,811
Northrop Grumman Corp., 3.25% 2028	18,405	18,087
Northrop Grumman Corp., 4.03% 2047	1,270	1,297
Republic Services, Inc. 3.80% 2018	2,500	2,513
Republic Services, Inc. 3.375% 2027	2,840	2,806
Rockwell Collins, Inc. 2.80% 2022	1,215	1,203
Roper Technologies, Inc. 2.80% 2021	690	685
Roper Technologies, Inc. 3.80% 2026	1,935	1,966
Siemens AG 2.70% 20223	10,750	10,702
United Parcel Service, Inc., 2.50% 2023	6,910	6,775
United Technologies Corp. 2.30% 2022	2,000	1,951
United Technologies Corp. 3.125% 2027	19,500	19,063
		225,934
Information technology 0.19%
Analog Devices, Inc. 2.50% 2021	6,990	6,887
Analog Devices, Inc. 3.125% 2023	2,500	2,481
Analog Devices, Inc. 3.50% 2026	10,020	9,949

Capital Income Builder — Page 20 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Apple Inc. 2.00% 2020	$13,500	$13,340
Apple Inc. 1.55% 2021	12,130	11,688
Apple Inc. 2.90% 2027	15,625	15,104
Apple Inc. 3.20% 2027	2,875	2,851
Apple Inc. 3.35% 2027	7,140	7,159
Apple Inc. 3.75% 2047	2,250	2,250
Apple Inc. 4.25% 2047	3,000	3,234
Broadcom Ltd. 3.00% 20223	30,750	30,225
Broadcom Ltd. 3.625% 20243	6,875	6,792
Broadcom Ltd. 3.875% 20273	34,100	33,249
Camelot Finance SA, Term Loan, (3-month USD-LIBOR + 3.25%) 4.823% 20238,9	1,975	1,995
First Data Corp. 5.00% 20243	2,500	2,575
Infor (US), Inc. 5.75% 20203	1,475	1,516
International Business Machines Corp. 3.375% 2023	5,000	5,098
Itron, Inc. 5.00% 20263	3,185	3,209
Microsoft Corp. 1.55% 2021	1,625	1,570
Microsoft Corp. 2.875% 2024	5,150	5,130
Microsoft Corp. 3.30% 2027	2,460	2,485
Microsoft Corp. 3.70% 2046	900	915
Microsoft Corp. 4.25% 2047	2,000	2,214
NXP BV and NXP Funding LLC 4.125% 20203	1,500	1,536
NXP BV and NXP Funding LLC 4.125% 20213	1,250	1,279
Oracle Corp. 1.90% 2021	16,750	16,316
Oracle Corp. 2.625% 2023	5,325	5,259
Oracle Corp. 2.65% 2026	2,375	2,261
Oracle Corp. 3.25% 2027	8,000	7,916
Oracle Corp. 4.00% 2046	2,000	2,072
Oracle Corp. (3-month USD-LIBOR + 0.58%) 2.30% 20199	5,000	5,028
Vantiv, Inc. 4.375% 20253	2,500	2,487
Western Digital Corp. 4.75% 2026	2,390	2,426
		218,496
Real estate 0.19%
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,800	4,914
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,446
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,846
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	630
American Campus Communities, Inc. 3.35% 2020	2,200	2,233
American Campus Communities, Inc. 3.75% 2023	10,190	10,329
American Campus Communities, Inc. 4.125% 2024	3,000	3,084
American Campus Communities, Inc. 3.625% 2027	12,060	11,774
Brandywine Operating Partnership, LP 3.95% 2023	170	172
Corporate Office Properties LP 5.25% 2024	590	628
Corporate Office Properties LP 5.00% 2025	2,170	2,287
DCT Industrial Trust Inc. 4.50% 2023	7,400	7,646
DDR Corp. 4.70% 2027	600	627
Developers Diversified Realty Corp. 3.90% 2024	11,020	11,274
EPR Properties 4.50% 2025	3,635	3,675
EPR Properties 4.75% 2026	1,935	1,965
Essex Portfolio LP 3.625% 2022	410	417
Essex Portfolio LP 3.25% 2023	7,845	7,815
Essex Portfolio LP 3.875% 2024	2,335	2,392
Gaming and Leisure Properties, Inc. 4.375% 2021	550	564
Hospitality Properties Trust 5.00% 2022	2,000	2,114

Capital Income Builder — Page 21 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Hospitality Properties Trust 4.50% 2023	$5,980	$6,185
Hospitality Properties Trust 4.50% 2025	1,965	2,015
Hospitality Properties Trust 3.95% 2028	4,150	3,992
Host Hotels & Resorts LP 4.50% 2026	650	670
Howard Hughes Corp. 5.375% 20253	12,085	12,236
Iron Mountain Inc. 4.875% 20273	740	711
Iron Mountain Inc. 5.25% 20283	7,145	6,984
iStar Inc. 4.625% 2020	5,660	5,745
Kimco Realty Corp. 3.40% 2022	870	879
Kimco Realty Corp. 3.30% 2025	5,000	4,904
Kimco Realty Corp. 3.80% 2027	5,000	4,966
Public Storage 2.37% 2022	320	313
Public Storage 3.094% 2027	1,450	1,412
Scentre Group 2.375% 20193	3,950	3,925
Scentre Group 2.375% 20213	4,220	4,143
Scentre Group 3.25% 20253	4,155	4,014
Scentre Group 3.50% 20253	9,000	8,926
Scentre Group 3.75% 20273	1,500	1,494
Select Income REIT 4.15% 2022	1,035	1,035
Simon Property Group, LP 2.35% 2022	3,250	3,188
Simon Property Group, LP 3.375% 2027	10,375	10,198
WEA Finance LLC 2.70% 20193	9,415	9,450
WEA Finance LLC 3.25% 20203	22,015	22,301
Westfield Corp. Ltd. 3.15% 20223	14,685	14,662
		212,180
Total corporate bonds & notes		5,965,451
Mortgage-backed obligations 3.66%
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1A1, 3.622% 20349,10	17	16
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.678% 20349,10	722	708
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 5.793% 20499,10	2,372	2,412
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 203210	228	255
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 203210	139	152
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 203310	194	209
Fannie Mae 4.50% 202010	167	169
Fannie Mae 6.00% 202110	357	373
Fannie Mae 5.00% 202310	918	964
Fannie Mae 4.50% 202410	4,293	4,405
Fannie Mae 4.50% 202410	1,122	1,170
Fannie Mae 6.00% 202410	1,893	2,106
Fannie Mae 6.00% 202410	14	15
Fannie Mae 6.00% 202610	6,624	7,368
Fannie Mae 6.00% 202710	9,687	10,775
Fannie Mae 3.50% 203310,13	110,000	112,435
Fannie Mae 3.50% 203310,13	25,000	25,588
Fannie Mae 5.50% 203310	268	294
Fannie Mae 6.00% 203610	4,243	4,770
Fannie Mae 6.00% 203610	3,124	3,505
Fannie Mae 6.00% 203610	2,672	3,019
Fannie Mae 6.00% 203610	2,057	2,316
Fannie Mae 6.00% 203610	740	829
Fannie Mae 3.50% 203710	57,948	59,160
Fannie Mae 5.50% 203710	307	337

Capital Income Builder — Page 22 of 34

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.50% 203710	$1,111	$1,255
Fannie Mae 6.50% 203710	171	193
Fannie Mae 6.50% 203710	142	147
Fannie Mae 7.00% 203710	216	238
Fannie Mae 7.50% 203710	450	505
Fannie Mae 5.50% 203810	2,718	2,980
Fannie Mae 5.50% 203810	2,209	2,429
Fannie Mae 5.50% 203810	977	1,074
Fannie Mae 5.50% 203810	539	593
Fannie Mae 5.50% 203810	228	248
Fannie Mae 6.00% 203810	1,462	1,646
Fannie Mae 7.00% 203810	58	66
Fannie Mae 5.50% 203910	200	219
Fannie Mae 4.00% 204010	649	678
Fannie Mae 6.00% 204010	10,111	11,352
Fannie Mae 4.00% 204110	1,021	1,067
Fannie Mae 4.00% 204110	610	638
Fannie Mae 4.00% 204110	538	562
Fannie Mae 4.00% 204110	296	310
Fannie Mae 5.00% 204110	9,861	10,651
Fannie Mae 6.00% 204110	7,043	7,952
Fannie Mae 4.00% 204210	24,679	25,745
Fannie Mae 4.00% 204210	14,575	15,207
Fannie Mae 4.00% 204210	5,009	5,233
Fannie Mae 4.00% 204210	3,525	3,678
Fannie Mae 4.00% 204210	2,137	2,229
Fannie Mae 4.00% 204210	1,676	1,751
Fannie Mae 4.50% 204310	4,848	5,127
Fannie Mae 4.00% 204410	12,077	12,578
Fannie Mae 4.00% 204410	7,112	7,404
Fannie Mae 4.00% 204410	7,056	7,349
Fannie Mae 4.00% 204510	16,981	17,690
Fannie Mae 3.00% 204610	74,550	73,143
Fannie Mae 3.50% 204610	2,583	2,621
Fannie Mae 4.00% 204610	48,607	50,642
Fannie Mae 4.00% 204610	31,184	32,489
Fannie Mae 4.00% 204610	24,625	25,645
Fannie Mae 4.00% 204610	22,326	23,235
Fannie Mae 4.00% 204610	20,733	21,576
Fannie Mae 4.00% 204610	17,463	18,174
Fannie Mae 4.00% 204610	12,789	13,310
Fannie Mae 4.00% 204610	7,280	7,584
Fannie Mae 4.00% 204610	6,591	6,860
Fannie Mae 4.00% 204610	5,251	5,465
Fannie Mae 4.00% 204610	5,158	5,374
Fannie Mae 4.50% 204610	4,913	5,190
Fannie Mae 3.50% 204710	19,362	19,599
Fannie Mae 3.50% 204710	12,313	12,465
Fannie Mae 4.00% 204710	146,760	151,921
Fannie Mae 4.00% 204710	93,693	96,959
Fannie Mae 4.00% 204710	49,228	50,957
Fannie Mae 4.00% 204710	27,551	28,703
Fannie Mae 4.00% 204710	20,969	21,759
Fannie Mae 4.00% 204710	19,538	20,275
Fannie Mae 4.00% 204710	12,427	12,932

Capital Income Builder — Page 23 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 204710	$10,598	$11,028
Fannie Mae 4.00% 204710	3,178	3,292
Fannie Mae 4.50% 204710	95,585	100,955
Fannie Mae 4.50% 204710	73,951	78,099
Fannie Mae 4.50% 204710	64,272	67,880
Fannie Mae 4.50% 204710	8,881	9,384
Fannie Mae 4.50% 204710	4,731	4,997
Fannie Mae 7.00% 204710	59	65
Fannie Mae 3.50% 204810,13	28,435	28,707
Fannie Mae 4.00% 204810,13	196,250	202,367
Fannie Mae 4.00% 204810,13	149,961	154,900
Fannie Mae 4.00% 204810,13	69,800	71,871
Fannie Mae 4.50% 204810,13	164,630	173,312
Fannie Mae, Series 2006-78, Class CG, 4.50% 202110	229	229
Fannie Mae, Series 2017-M7, Class A2, Multi Family 2.961% 20279,10	2,890	2,852
Fannie Mae, Series 2001-25, Class ZA, 6.50% 203110	529	562
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 203610	1,621	1,378
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 203610	1,123	982
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 203610	349	305
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 203610	206	175
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 1.841% 20369,10	1,542	1,533
Fannie Mae, Series 2001-50, Class BA, 7.00% 204110	74	83
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204110	77	88
Freddie Mac 5.50% 202310	769	803
Freddie Mac 5.50% 202710	2,035	2,220
Freddie Mac 5.00% 203810	1,404	1,525
Freddie Mac 5.50% 203810	2,651	2,905
Freddie Mac 5.00% 203910	10,381	11,268
Freddie Mac 4.00% 204010	1,601	1,670
Freddie Mac 6.00% 204010	108	121
Freddie Mac 4.50% 204110	16,821	17,799
Freddie Mac 4.50% 204110	669	708
Freddie Mac 5.00% 204110	337	366
Freddie Mac 5.50% 204110	4,921	5,401
Freddie Mac 4.00% 204210	14,603	15,159
Freddie Mac 4.50% 204310	1,805	1,905
Freddie Mac 3.50% 204510	39,385	40,041
Freddie Mac 3.50% 204610	463	467
Freddie Mac 4.00% 204610	33,278	34,598
Freddie Mac 4.00% 204610	19,020	19,774
Freddie Mac 4.00% 204610	17,109	17,788
Freddie Mac 4.00% 204610	4,085	4,247
Freddie Mac 3.50% 204710	50,614	51,207
Freddie Mac 3.50% 204710	25,014	25,306
Freddie Mac 3.50% 204710	24,606	24,894
Freddie Mac 3.50% 204710	11,172	11,303
Freddie Mac 3.50% 204710	7,541	7,629
Freddie Mac 4.00% 204710	99,278	102,793
Freddie Mac 4.00% 204710	34,395	35,612
Freddie Mac 4.50% 204710	118,705	125,545
Freddie Mac 4.50% 204710	77,387	81,779
Freddie Mac 4.50% 204710	41,626	43,979
Freddie Mac 4.50% 204710	2,628	2,781
Freddie Mac 4.50% 204710	1,289	1,361
Freddie Mac 6.50% 204710	335	364

Capital Income Builder — Page 24 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 204810,13	$99,180	$100,149
Freddie Mac 4.00% 204810,13	100,000	103,348
Freddie Mac 4.00% 204810,13	89,950	92,796
Freddie Mac 4.50% 204810,13	38,000	40,040
Freddie Mac, Series 2890, Class KT, 4.50% 201910	202	203
Freddie Mac, Series K716, Class A2, Multi Family 3.13% 202110	8,590	8,730
Freddie Mac, Series K023, Class A2, Multi Family 2.307% 202210	18,009	17,714
Freddie Mac, Series K020, Class A2, Multi Family 2.373% 202210	10,110	9,978
Freddie Mac, Series K021, Class A2, Multi Family 2.396% 202210	41,420	40,948
Freddie Mac, Series K024, Class A2, Multi Family 2.573% 202210	5,965	5,932
Freddie Mac, Series K718, Class A2, Multi Family 2.791% 202210	11,565	11,626
Freddie Mac, Series KS01, Class A2, Multi Family 2.522% 202310	3,717	3,680
Freddie Mac, Series K030, Class A2, Multi Family 3.25% 20239,10	9,380	9,600
Freddie Mac, Series 2642, Class BL, 3.50% 202310	209	210
Freddie Mac, Series 2626, Class NG, 3.50% 202310	6	6
Freddie Mac, Series K036, Class A2, Multi Family 3.527% 20239,10	10,000	10,377
Freddie Mac, Series K043, Class A2, Multi Family 3.062% 202410	28,910	29,239
Freddie Mac, Series K044, Class A2, Multi Family 2.811% 202510	41,090	40,841
Freddie Mac, Series K050, Class A2, Multi Family 3.334% 20259,10	15,000	15,389
Freddie Mac, Series K056, Class A2, Multi Family 2.525% 202610	5,000	4,826
Freddie Mac, Series K057, Class A2, Multi Family 2.57% 202610	6,000	5,807
Freddie Mac, Series K055, Class A2, Multi Family 2.673% 202610	3,500	3,420
Freddie Mac, Series K061, Class A2, Multi Family 3.347% 202610	13,215	13,511
Freddie Mac, Series K062, Class A2, Multi Family 3.413% 202610	6,220	6,391
Freddie Mac, Series K066, Class A2, Multi Family 3.117% 202710	4,360	4,375
Freddie Mac, Series K069, Class A2, Multi Family 3.187% 202710	14,250	14,364
Freddie Mac, Series K067, Class A2, Multi Family 3.194% 202710	4,810	4,856
Freddie Mac, Series K064, Class A2, Multi Family 3.224% 20279,10	4,390	4,447
Freddie Mac, Series K068, Class A2, Multi Family 3.244% 202710	2,350	2,378
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 202710	6,990	7,113
Freddie Mac, Series 2122, Class QM, 6.25% 202910	1,428	1,525
Freddie Mac, Series K063, Class A2, Multi Family 3.43% 202710	3,500	3,601
Freddie Mac, Series 3135, Class OP, principal only, 0% 202610	602	553
Freddie Mac, Series 3136, Class OP, principal only, 0% 203610	2,026	1,776
Freddie Mac, Series 3155, Class FO, principal only, 0% 203610	1,080	966
Freddie Mac, Series 3147, Class OD, principal only, 0% 203610	707	613
Freddie Mac, Series 3149, Class MO, principal only, 0% 203610	642	593
Freddie Mac, Series 3149, Class AO, principal only, 0% 203610	531	474
Freddie Mac, Series 3117, Class OG, principal only, 0% 203610	336	303
Freddie Mac Pool #760014 2.972% 20459,10	5,047	5,046
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 205610	21,147	20,758
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205610	19,574	19,457
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 205710	10,833	10,585
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205710	6,517	6,553
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 20572,10	47,524	50,762
Government National Mortgage Assn. 4.50% 203710	1,995	2,094
Government National Mortgage Assn. 6.00% 203910	2,731	3,046
Government National Mortgage Assn. 6.50% 203910	402	442
Government National Mortgage Assn. 3.50% 204010	247	253
Government National Mortgage Assn. 5.00% 204010	2,553	2,699
Government National Mortgage Assn. 5.50% 204010	3,569	3,928
Government National Mortgage Assn. 4.50% 204110	2,739	2,873
Government National Mortgage Assn. 5.00% 204110	3,317	3,502
Government National Mortgage Assn. 6.50% 204110	1,633	1,817
Government National Mortgage Assn. 4.50% 204310	15,269	16,131

Capital Income Builder — Page 25 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 204310	$1,649	$1,747
Government National Mortgage Assn. 4.50% 204310	1,507	1,596
Government National Mortgage Assn. 4.50% 204510	46,290	48,955
Government National Mortgage Assn. 4.50% 204510	6,245	6,599
Government National Mortgage Assn. 4.50% 204510	4,364	4,612
Government National Mortgage Assn. 4.00% 204710	66,606	69,241
Government National Mortgage Assn. 4.50% 204710	27,910	29,345
Government National Mortgage Assn. 4.50% 204710	21,103	22,237
Government National Mortgage Assn. 4.50% 204710	941	984
Government National Mortgage Assn. 4.00% 204810,13	125,000	129,346
Government National Mortgage Assn. 4.00% 204810,13	122,650	126,797
Government National Mortgage Assn. 4.00% 204810,13	50,000	51,645
Government National Mortgage Assn. 4.50% 204810,13	25,000	26,128
Government National Mortgage Assn. 4.50% 204810,13	24,250	25,303
Government National Mortgage Assn. 5.85% 205810	34	34
Government National Mortgage Assn. 4.571% 206110	1,387	1,407
Government National Mortgage Assn. 4.555% 206210	4,917	5,007
Government National Mortgage Assn. 4.633% 206210	2,172	2,216
Government National Mortgage Assn. 4.792% 206210	2,051	2,092
Government National Mortgage Assn. 4.778% 206410	543	551
Government National Mortgage Assn. 4.878% 206410	248	253
Government National Mortgage Assn. 4.885% 206410	274	280
Government National Mortgage Assn. 4.885% 206410	268	273
Government National Mortgage Assn. 4.878% 206510	252	257
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 203510	1,589	1,388
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 203710	1,087	972
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 204710	49	49
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20583,9,10	1,670	1,663
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20473,9,10	100	105
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 20272,3,10	10,892	10,892
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 20272,3,10	6,210	6,210
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.161% 20573,9,10	12,506	12,582
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20573,9,10	27,620	27,381
		4,098,175
Bonds & notes of governments & government agencies outside the U.S. 0.45%
Japan Bank for International Cooperation 2.125% 2020	21,400	21,181
Manitoba (Province of) 3.05% 2024	6,850	6,849
Ontario (Province of) 3.20% 2024	10,000	10,118
Portuguese Government 4.10% 2037	€23,450	35,526
Portuguese Republic 5.125% 2024	$90,660	97,694
Portuguese Republic 4.125% 2027	€51,600	76,945
Portuguese Republic 3.875% 2030	87,365	127,665
Portuguese Republic 4.10% 2045	1,250	1,896
Saudi Arabia (Kingdom of) 3.628% 20273	$5,000	4,969
Saudi Arabia (Kingdom of) 3.625% 20283	21,435	20,985
Saudi Arabia (Kingdom of) 4.625% 20473	7,230	7,217
United Mexican States 4.60% 2048	7,500	7,376
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	79,314
		497,735
Asset-backed obligations 0.36%
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20193,10	$167	167
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20203,10	12,345	12,410
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20213,10	7,500	7,484

Capital Income Builder — Page 26 of 34

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20223,10	$4,010	$4,021
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.755% 20253,9,10	7,324	7,347
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 20203,10	2,526	2,547
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20213,10	1,991	1,992
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.732% 20253,9,10	14,395	14,422
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.675% 20263,9,10	22,260	22,296
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 201910	3,451	3,447
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.694% 20263,9,10	27,300	27,360
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20253,10	373	373
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20233,10	377	377
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20193,10	339	340
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 20203,10	7,100	7,137
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20213,10	1,500	1,519
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20213,10	2,395	2,433
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 203510	210	212
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 1.749% 20359,10	101	96
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.699% 20369,10	4,758	4,523
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.699% 20379,10	6,258	5,959
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.709% 20379,10	13,279	12,693
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 202110	33,755	33,696
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20363,10	716	715
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20213,10	2,440	2,446
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20213,10	1,832	1,839
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20213,10	2,323	2,336
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20213,10	11,734	11,838
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20223,10	2,890	2,908
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 20203,10	7,948	7,934
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20213,10	1,247	1,253
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20223,10	1,510	1,516
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 20223,10	1,925	1,938
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.702% 20253,9,10	5,932	5,946
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20223,10	5,973	5,963
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20203,10	2,000	2,024
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20283,10	7,000	6,950
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20313,10	62,540	62,583
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20193,10	2,000	1,997
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 1.721% 20379,10	9,172	8,757
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20253,10	968	969
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 20379,10	2,598	2,428
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.386% 20253,9,10	2,227	2,230
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 203410	4	4
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 202010	81	81
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 202110	9,501	9,517
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 202110	1,855	1,857
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 202110	7,665	7,691
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 202210	7,550	7,605
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.645% 20239,10	5,000	5,029

Capital Income Builder — Page 27 of 34

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 2.261% 20299,10	$430	$433
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.710% 20253,9,10	4,951	4,960
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.752% 20253,9,10	16,379	16,411
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20213,10	1,140	1,132
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 201910	302	302
Voya CLO Ltd., Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.465% 20263,9,10	17,600	17,605
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.672% 20263,9,10	20,925	20,983
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20213,10	2,250	2,262
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 202010	4,315	4,308
		407,601
Municipals 0.10% Illinois 0.05%
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	3,180	3,283
G.O. Bonds, Pension Funding Series 2003, 5.10% 203310	45,480	44,349
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,635	5,048
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	1,500	1,594
		54,274
Washington 0.02%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25,000	24,615
Florida 0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,512
New Jersey 0.01%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,892
California 0.00%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,835
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,759
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,118
		2,877
Total municipals		116,005
Federal agency bonds & notes 0.06%
Fannie Mae 1.25% 2021	30,500	29,320
Fannie Mae 2.125% 2026	37,230	35,368
		64,688
Total bonds, notes & other debt instruments (cost: $26,252,657,000)		26,027,067
Short-term securities 3.53%
Alphabet Inc. 1.40% due 2/1/20183	49,400	49,398
Apple Inc. 1.25%–1.53% due 2/6/2018–3/6/20183	76,000	75,971
Bank of New York Mellon Corp. 1.31% due 2/12/2018	57,800	57,772

Capital Income Builder — Page 28 of 34

unaudited

Short-term securities	Principal amount (000)	Value (000)
CAFCO, LLC 1.41% due 2/13/20183	$39,500	$39,479
Chariot Funding, LLC 1.87% due 7/2/20183	49,000	48,604
Chevron Corp. 1.41% due 2/13/20183	150,000	149,922
Ciesco LLC 1.39%–1.85% due 2/1/2018–7/16/20183	126,500	126,221
Cisco Systems, Inc. 1.39%–1.50% due 2/13/2018–2/14/20183	195,900	195,796
Coca-Cola Co. 1.61% due 5/1/20183	30,000	29,877
Federal Farm Credit Banks 1.10%–1.21% due 2/7/2018–3/15/2018	72,000	71,935
Federal Home Loan Bank 1.20%–1.44% due 2/7/2018–5/1/2018	1,217,800	1,215,222
Freddie Mac 1.11% due 3/2/2018	84,900	84,802
Hershey Co. 1.52% due 3/6/20183	50,000	49,928
IBM Credit LLC 1.53%–1.57% due 2/14/2018–3/21/20183	132,400	132,210
John Deere Financial Inc. 1.35% due 2/9/20183	39,800	39,786
Microsoft Corp. 1.32%–1.50% due 2/6/2018–2/9/20183	90,600	90,574
National Rural Utilities Cooperative Finance Corp. 1.55% due 3/8/2018	30,000	29,954
Paccar Financial Corp. 1.48% due 2/5/2018	15,000	14,997
PepsiCo Inc. 1.48% due 3/8/20183	50,000	49,924
Pfizer Inc. 1.29%–1.30% due 2/20/2018–2/22/20183	150,000	149,871
Procter & Gamble Co. 1.24%–1.59% due 2/5/2018–4/19/20183	192,400	192,198
Qualcomm Inc. 1.62% due 4/24/20183	100,000	99,616
U.S. Bank, N.A. 1.41%–1.67% due 4/23/2018–5/22/2018	225,000	224,951
U.S. Treasury Bills 1.12%–1.22% due 2/1/2018–2/22/2018	433,500	433,378
United Parcel Service Inc. 1.45%–1.50% due 3/7/2018–3/21/20183	75,000	74,873
Wal-Mart Stores, Inc. 1.51% due 2/26/20183	50,000	49,945
Walt Disney Co. 1.63% due 4/6/2018–4/9/20183	130,000	129,616
Wells Fargo Bank, N.A. 1.92% due 7/23/2018	50,000	49,993
Total short-term securities (cost: $3,957,138,000)		3,956,813
Total investment securities 101.06% (cost: $97,081,455,000)		113,196,852
Other assets less liabilities (1.06)%		(1,183,023)
Net assets 100.00%		$112,013,829

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 1/31/2018 (000)
Purchases (000)	Sales (000)
USD18,429	GBP13,619	Goldman Sachs	2/14/2018	$(917)
USD1,541	EUR1,285	Citibank	2/15/2018	(56)
USD49,119	GBP36,678	JPMorgan Chase	2/15/2018	(2,986)
USD222,224	GBP160,000	Citibank	2/23/2018	(5,133)
USD198,394	GBP146,225	Goldman Sachs	3/8/2018	(9,493)
				$(18,585)

Capital Income Builder — Page 29 of 34

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2018, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 1/31/2018 (000)
Common stocks 3.71%
Financials 1.46%
Sampo Oyj, Class A	31,293,932	—	3,163,358	28,130,574	$9,853	$151,199	$—	$1,633,466
Consumer staples 0.02%
Convenience Retail Asia Ltd.	51,330,000	—	—	51,330,000	—	789	—	24,541
Energy 0.15%
Whitecap Resources Inc.	21,385,000	—	—	21,385,000	—	2,806	1,249	156,302
Whitecap Resources Inc.2,3	—	1,344,000	—	1,344,000	—	361	54	9,528
								165,830
Utilities 0.58%
EDP - Energias de Portugal, SA	184,855,751	—	—	184,855,751	—	(10,276)	—	649,277
SSE PLC14	53,393,871	—	5,511,667	47,882,204	(21,267)	28,902	19,668	—
								649,277
Telecommunication services 0.22%
Com Hem Holding AB	14,281,000	—	—	14,281,000	—	33,861	—	248,290
Information technology 0.51%
Vanguard International Semiconductor Corp.	114,815,725	15,100,000	—	129,915,725	—	40,851	—	293,303
VTech Holdings Ltd.	20,089,300	—	—	20,089,300	—	(7,710)	3,415	277,868
								571,171
Consumer discretionary 0.77%
Six Flags Entertainment Corp.	6,035,558	—	—	6,035,558	—	28,790	4,225	407,762
Greene King PLC	24,691,512	—	—	24,691,512	—	5,588	2,908	183,004
Gannett Co., Inc.	8,547,400	—	—	8,547,400	—	26,497	1,368	100,859
Marston’s PLC	50,687,428	—	—	50,687,428	—	9,561	3,265	81,325
DineEquity, Inc.	1,095,551	—	—	1,095,551	—	8,512	1,063	60,672
Leifheit AG, non-registered shares	640,000	—	—	640,000	—	(118)	—	22,646
AA PLC14	37,969,677	—	13,590,000	24,379,677	(33,503)	18,229	—	—
								856,268
Total common stocks								4,148,843
Bonds, notes & other debt instruments 0.01%
Utilities 0.01%
EDP Finance BV 3.625% 20243	$15,450,000	—	—	$15,450,000	—	(232)	142	15,464
Total 3.72%					$(44,917)	$337,610	$37,357	$4,164,307

Capital Income Builder — Page 30 of 34

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Represents an affiliated company as defined under the Investment Company Act of 1940.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $414,880,000, which represented .37% of the net assets of the fund.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,562,147,000, which represented 3.18% of the net assets of the fund.
4	Security did not produce income during the last 12 months.
5	A portion of this security was pledged as collateral. The total value of pledged collateral was $21,601,000, which represented .02% of the net assets of the fund.
6	Index-linked bond whose principal amount moves with a government price index.
7	Scheduled interest and/or principal payment was not received.
8	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,116,000, which represented .01% of the net assets of the fund.
9	Coupon rate may change periodically.
10	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
11	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
12	Value determined using significant unobservable inputs.
13	Purchased on a TBA basis.
14	Unaffiliated issuer at 1/31/2018.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Income Builder — Page 31 of 34

unaudited

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $573,062,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2018 (dollars in thousands):

Capital Income Builder — Page 32 of 34

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$13,445,740	$—	$—	$13,445,740
Consumer staples	10,311,585	—	—	10,311,585
Health care	9,638,031	—	—	9,638,031
Energy	8,131,432	112,312	—	8,243,744
Utilities	7,932,553	229,930	—	8,162,483
Telecommunication services	6,722,238	—	—	6,722,238
Information technology	5,891,536	—	—	5,891,536
Consumer discretionary	5,589,385	—	—	5,589,385
Industrials	4,756,137	—	—	4,756,137
Real estate	4,458,843	—	—	4,458,843
Materials	1,929,457	—	—	1,929,457
Miscellaneous	3,464,632	—	—	3,464,632
Preferred securities	5,324	7,810	—	13,134
Convertible stocks	586,027	—	—	586,027
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	14,877,412	—	14,877,412
Corporate bonds & notes	—	5,960,677	4,774	5,965,451
Mortgage-backed obligations	—	4,098,175	—	4,098,175
Bonds & notes of governments & government agencies outside the U.S.	—	497,735	—	497,735
Asset-backed obligations	—	407,601	—	407,601
Municipals	—	116,005	—	116,005
Federal agency bonds & notes	—	64,688	—	64,688
Short-term securities	—	3,956,813	—	3,956,813
Total	$82,862,920	$30,329,158	$4,774	$113,196,852

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(18,585)	$—	$(18,585)

*	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts	HKD = Hong Kong dollars
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	LOC = Letter of Credit
CLO = Collateralized Loan Obligations	MXN = Mexican pesos
EUR/€ = Euros	Ref. = Refunding
FDR = Fiduciary Depositary Receipts	Rev. = Revenue
Fin. = Finance	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
GBP = British pounds

Capital Income Builder — Page 33 of 34

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-012-0318O-S60654	Capital Income Builder — Page 34 of 34

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 29, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2018